Schedule of Portfolio Investments	Boston Trust Asset Management Fund March 31, 2021 (Unaudited)

Common Stocks (76.2%)

Security Description	Shares	Fair Value ($)

Communication Services (7.7%)
Alphabet, Inc., Class A (a)	2,000	4,125,040
Alphabet, Inc., Class C (a)	11,000	22,754,930
Comcast Corp., Class A	200,000	10,822,000
Facebook, Inc., Class B (a)	15,000	4,417,950
Omnicom Group, Inc.	30,000	2,224,500
Verizon Communications, Inc.	40,000	2,326,000
		46,670,420
Consumer Discretionary (6.5%)
Autoliv, Inc. (a)	20,000	1,856,000
Dollar General Corp.	12,000	2,431,440
Lowe’s Cos., Inc.	25,000	4,754,500
NIKE, Inc., Class B	102,500	13,621,225
Ross Stores, Inc.	15,000	1,798,650
Starbucks Corp.	100,000	10,927,000
The Home Depot, Inc.	5,000	1,526,250
The TJX Cos., Inc.	35,000	2,315,250
		39,230,315
Consumer Staples (6.4%)
Church & Dwight Co., Inc.	50,000	4,367,500
Costco Wholesale Corp.	40,000	14,099,200
Diageo PLC, Sponsored ADR	25,000	4,105,250
McCormick & Co., Inc.	40,000	3,566,400
PepsiCo, Inc.	30,000	4,243,500
Procter & Gamble Co. (The)	25,000	3,385,750
Sysco Corp.	35,000	2,755,900
The Hershey Co.	15,000	2,372,400
		38,895,900
Energy (1.6%)
Chevron Corp.	20,000	2,095,800
ConocoPhillips	25,000	1,324,250
Exxon Mobil Corp.	60,000	3,349,800
Schlumberger NV	100,000	2,719,000
		9,488,850
Financials (11.1%)
American Express Co.	30,000	4,243,200
Berkshire Hathaway, Inc., Class B (a)	22,500	5,748,075
Chubb Ltd.	20,000	3,159,400
Cincinnati Financial Corp.	60,000	6,185,400
Comerica, Inc.	20,000	1,434,800
FactSet Research Systems, Inc.	13,720	4,233,855
JPMorgan Chase & Co.	85,000	12,939,550
Moody’s Corp.	7,000	2,090,270
Northern Trust Corp.	50,000	5,255,500
PNC Financial Services Group, Inc.	30,000	5,262,300
State Street Corp.	10,000	840,100
T. Rowe Price Group, Inc.	55,000	9,438,000
U.S. Bancorp	100,000	5,531,000
		66,361,450
Health Care (10.3%)
Amgen, Inc.	24,000	5,971,440
Becton, Dickinson & Co.	35,000	8,510,250
Dentsply Sirona, Inc.	50,000	3,190,500
Edwards Lifesciences Corp. (a)	105,000	8,782,200
Johnson & Johnson	50,000	8,217,500
Medtronic PLC	27,500	3,248,575
Merck & Co., Inc.	50,000	3,854,500
Mettler-Toledo International, Inc. (a)	5,000	5,778,450
Stryker Corp.	25,000	6,089,500

Common Stocks, Continued

Security Description	Shares	Fair Value ($)

Health Care, continued
UnitedHealth Group, Inc.	17,500	6,511,225
Waters Corp. (a)	7,500	2,131,275
		62,285,415
Industrials (8.1%)
3M Co.	22,500	4,335,300
Donaldson Co., Inc.	50,000	2,908,000
Honeywell International, Inc.	15,000	3,256,050
Hubbell, Inc.	42,500	7,942,825
Illinois Tool Works, Inc.	25,400	5,626,608
Union Pacific Corp.	45,000	9,918,450
United Parcel Service, Inc., Class B	54,000	9,179,460
W.W. Grainger, Inc.	15,000	6,013,950
		49,180,643
Information Technology (22.0%)
Accenture PLC, Class A	67,500	18,646,875
Adobe, Inc. (a)	5,000	2,376,850
Apple, Inc.	284,000	34,690,600
Automatic Data Processing, Inc.	81,000	15,266,070
Cisco Systems, Inc.	65,000	3,361,150
Intuit, Inc.	5,500	2,106,830
Microsoft Corp.	145,000	34,186,650
Oracle Corp.	100,000	7,017,000
Visa, Inc., Class A	70,000	14,821,100
		132,473,125
Materials (1.5%)
Air Products & Chemicals, Inc.	15,000	4,220,100
AptarGroup, Inc.	32,500	4,604,275
		8,824,375
Utilities (1.0%)
Eversource Energy	70,000	6,061,300
		6,061,300
TOTAL COMMON STOCKS (Cost $146,436,053)		459,471,793

Corporate Bonds (2.7%)

	Principal Amount ($)

Communication Services (0.2%)
Comcast Corp., 4.25%, 10/15/30,
Callable 7/15/30 @ 100	900,000	1,034,214

Financials (1.5%)
American Express Co., 2.65%,
12/2/22	1,926,000	1,998,211
Berkshire Hathaway, Inc., 3.13%,
3/15/26, Callable 12/15/25 @ 100	2,000,000	2,177,849
Cincinnati Financial Corp., 6.92%,
5/15/28	500,000	637,989
JPMorgan Chase & Co., 3.90%,
7/15/25, Callable 4/15/25 @ 100	1,000,000	1,103,845
JPMorgan Chase & Co., 4.01%,
4/23/29, Callable 4/23/28 @ 100	1,000,000	1,115,601
Wells Fargo & Co., 3.55%, 9/29/25,
MTN	2,000,000	2,180,485
		9,213,980
Industrials (0.2%)
Hubbell, Inc., 3.50%, 2/15/28,
Callable 11/15/27 @ 100	1,000,000	1,075,788

Schedule of Portfolio Investments	Boston Trust Asset Management Fund March 31, 2021 (Unaudited)

Corporate Bonds, Continued

Security Description	Principal Amount ($)	Fair Value ($)

Information Technology (0.8%)
Apple, Inc., 3.25%, 2/23/26, Callable
11/23/25 @ 100	2,500,000	2,731,171
Visa, Inc., 3.15%, 12/14/25, Callable
9/14/25 @ 100	2,000,000	2,181,692
		4,912,863
TOTAL CORPORATE BONDS (Cost
$15,235,509)		16,236,845

Municipal Bonds (3.7%)

Massachusetts (3.7%)
City of Newton Massachusetts, GO,
2.00%, 2/15/36, Callable 2/15/29
@ 100	545,000	555,603
Commonwealth of Massachusetts
Transportation Fund Revenue, Series
A, 4.00%, 6/1/36, Callable 12/1/27
@ 100	500,000	578,958
Commonwealth of Massachusetts,
GO, Series C, 5.50%, 12/1/22, AGM	600,000	653,476
Commonwealth of Massachusetts,
GO, Series C, 4.00%, 7/1/31,
Callable 7/1/22 @ 100	1,000,000	1,040,265
Commonwealth of Massachusetts,
GO, Series A, 5.00%, 3/1/32,
Callable 3/1/24 @ 100	200,000	224,962
Commonwealth of Massachusetts,
GO, Series D, 3.00%, 5/1/35,
Callable 5/1/29 @ 100	7,550,000	8,289,288
Commonwealth of Massachusetts,
GO, Series D, 3.00%, 5/1/36,
Callable 5/1/29 @ 100	5,000,000	5,463,067
Commonwealth of Massachusetts,
GO, Series B, 5.00%, 4/1/37,
Callable 4/1/27 @ 100	250,000	308,673
Commonwealth of Massachusetts,
GO, Series E, 4.00%, 9/1/37,
Callable 9/1/25 @ 100	1,600,000	1,806,038
Commonwealth of Massachusetts,
GO, Series B, 5.00%, 7/1/38,
Callable 7/1/26 @ 100	260,000	313,145
Commonwealth of Massachusetts,
GO, Series A, 5.00%, 1/1/43,
Callable 1/1/28 @ 100	250,000	307,160
Commonwealth of Massachusetts,
GO, Series C, 5.00%, 5/1/46,
Callable 5/1/29 @ 100	2,000,000	2,469,906
		22,010,541
Washington (0.0%) (b)
State of Washington, Series A, 5.00%,
8/1/35, Callable 8/1/23 @ 100	250,000	275,598
TOTAL MUNICIPAL BONDS (Cost $21,294,842)		22,286,139

U.S. Government & U.S. Government Agency Obligations (16.6%)

Federal Farm Credit Bank (2.2%)
2.85%, 3/2/28	2,400,000	2,639,722
2.95%, 1/27/25	2,000,000	2,179,295
3.14%, 12/5/29	2,500,000	2,807,103
3.39%, 2/1/28	2,000,000	2,270,022

U.S. Government & U.S. Government Agency Obligations,
Continued

Security Description	Principal Amount ($)	Fair Value ($)

Federal Farm Credit Bank (2.2%) , continued
3.85%, 12/26/25	2,770,000	3,151,412
		13,047,554
Federal Home Loan Bank (2.5%)
2.38%, 3/13/26	6,000,000	6,423,786
2.50%, 12/10/27	1,500,000	1,605,200
2.63%, 6/11/27	1,500,000	1,626,009
2.88%, 9/13/24	2,500,000	2,701,811
3.50%, 9/24/29	2,000,000	2,294,905
		14,651,711
U.S. Treasury Note (11.9%)
1.25%, 3/31/28	9,000,000	8,900,859
1.63%, 8/15/29	21,000,000	21,065,214
2.75%, 2/15/24	40,000,000	42,783,593
		72,749,666
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT
AGENCY OBLIGATIONS (Cost $96,075,790)		100,448,931

Investment Companies (1.6%)
	Shares
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.04%
(c)	9,940,509	9,940,509
TOTAL INVESTMENT COMPANIES (Cost $9,940,509)		9,940,509
Total Investments (Cost $288,982,703) — 100.8%		608,384,217
Liabilities in excess of other assets — (0.8)%		(4,832,148)
NET ASSETS — 100.0%		$603,552,069

(a)Non-income producing security.

(b)Represents less than 0.05%.

(c)Rate disclosed is the seven day yield as of March 31, 2021.

ADRAmerican Depositary Receipt

AGMAssured Guaranty Municipal Corporation

GOGeneral Obligation

MTNMedium Term Note

PLCPublic Limited Company

Schedule of Portfolio Investments	Boston Trust Equity Fund March 31, 2021 (Unaudited)

Common Stocks (99.3%)

Security Description	Shares	Fair Value ($)

Communication Services (11.2%)
Alphabet, Inc., Class A (a)	750	1,546,890
Alphabet, Inc., Class C (a)	5,250	10,860,308
Comcast Corp., Class A	65,000	3,517,150
Facebook, Inc., Class B (a)	9,000	2,650,770
Omnicom Group, Inc.	5,000	370,750
Verizon Communications, Inc.	20,000	1,163,000
		20,108,868
Consumer Discretionary (7.9%)
Autoliv, Inc. (a)	10,000	928,000
Dollar General Corp.	6,250	1,266,375
Lowe’s Cos., Inc.	10,000	1,901,800
NIKE, Inc., Class B	30,000	3,986,700
Ross Stores, Inc.	7,000	839,370
Starbucks Corp.	40,000	4,370,800
The Home Depot, Inc.	3,000	915,750
		14,208,795
Consumer Staples (8.4%)
Church & Dwight Co., Inc.	15,000	1,310,250
Costco Wholesale Corp.	15,000	5,287,200
Diageo PLC, Sponsored ADR	7,500	1,231,575
McCormick & Co., Inc.	14,000	1,248,240
PepsiCo, Inc.	10,000	1,414,500
Procter & Gamble Co. (The)	10,000	1,354,300
Sysco Corp.	20,000	1,574,800
The Hershey Co.	10,000	1,581,600
		15,002,465
Energy (2.1%)
Chevron Corp.	7,500	785,925
Exxon Mobil Corp.	17,500	977,025
Schlumberger NV	75,000	2,039,250
		3,802,200
Financials (14.6%)
American Express Co.	15,000	2,121,600
Berkshire Hathaway, Inc., Class B (a)	10,000	2,554,700
Chubb Ltd.	10,000	1,579,700
Cincinnati Financial Corp.	20,000	2,061,800
Commerce Bancshares, Inc.	2,625	201,101
FactSet Research Systems, Inc.	5,500	1,697,245
JPMorgan Chase & Co.	30,000	4,566,900
Moody’s Corp.	4,000	1,194,440
Northern Trust Corp.	22,500	2,364,975
PNC Financial Services Group, Inc.	17,500	3,069,675
T. Rowe Price Group, Inc.	20,000	3,432,000
U.S. Bancorp	25,000	1,382,750
		26,226,886
Health Care (11.9%)
Becton, Dickinson & Co.	15,000	3,647,250
Dentsply Sirona, Inc.	25,000	1,595,250
Edwards Lifesciences Corp. (a)	22,500	1,881,900
Johnson & Johnson	17,500	2,876,125
Medtronic PLC	10,000	1,181,300
Merck & Co., Inc.	12,500	963,625
Mettler-Toledo International, Inc. (a)	1,500	1,733,535
Stryker Corp.	12,000	2,922,960
UnitedHealth Group, Inc.	12,000	4,464,840
		21,266,785

Common Stocks, Continued

Security Description	Shares	Fair Value ($)

Industrials (12.8%)
3M Co.	9,000	1,734,120
Deere & Co.	4,750	1,777,165
Donaldson Co., Inc.	15,000	872,400
Honeywell International, Inc.	10,000	2,170,700
Hubbell, Inc.	15,000	2,803,350
Illinois Tool Works, Inc.	15,000	3,322,800
Union Pacific Corp.	22,500	4,959,225
United Parcel Service, Inc., Class B	15,000	2,549,850
W.W. Grainger, Inc.	7,000	2,806,510
		22,996,120
Information Technology (26.7%)
Accenture PLC, Class A	25,000	6,906,250
Apple, Inc.	110,000	13,436,500
Automatic Data Processing, Inc.	20,000	3,769,400
Cisco Systems, Inc.	20,000	1,034,200
Intuit, Inc.	2,000	766,120
Microsoft Corp.	55,000	12,967,350
Oracle Corp.	40,000	2,806,800
Visa, Inc., Class A	28,000	5,928,440
		47,615,060
Materials (2.4%)
Air Products & Chemicals, Inc.	5,000	1,406,700
AptarGroup, Inc.	10,000	1,416,700
PPG Industries, Inc.	10,000	1,502,600
		4,326,000
Utilities (1.3%)
Eversource Energy	27,000	2,337,930
		2,337,930
TOTAL COMMON STOCKS (Cost $57,468,405)		177,891,109

Investment Companies (1.0%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.04% (b)	1,773,531	1,773,531
TOTAL INVESTMENT COMPANIES (Cost $1,773,531)		1,773,531
Total Investments (Cost $59,241,936) — 100.3%		179,664,640
Liabilities in excess of other assets — (0.3)%		(559,892)
NET ASSETS — 100.0%		$179,104,74

(a)Non-income producing security.

(b)Rate disclosed is the seven day yield as of March 31, 2021.

ADRAmerican Depositary Receipt

PLCPublic Limited Company

Schedule of Portfolio Investments	Boston Trust Midcap Fund March 31, 2021 (Unaudited)

Common Stocks (98.8%)

Security Description	Shares	Fair Value ($)

Communication Services (3.0%)
Electronic Arts, Inc.	16,900	2,287,753
Omnicom Group, Inc.	29,300	2,172,595
		4,460,348
Consumer Discretionary (11.1%)
AutoZone, Inc. (a)	1,450	2,036,235
Carter’s, Inc. (a)	24,850	2,209,911
eBay, Inc.	45,000	2,755,800
Hyatt Hotels Corp., Class A (a)	23,450	1,939,315
O’Reilly Automotive, Inc. (a)	3,100	1,572,475
Ross Stores, Inc.	18,525	2,221,333
Service Corporation International	29,325	1,497,041
Tractor Supply Co.	12,550	2,222,354
		16,454,464
Consumer Staples (3.4%)
Church & Dwight Co., Inc.	14,125	1,233,819
The Hershey Co.	13,125	2,075,850
The JM Smucker Co.	13,280	1,680,318
		4,989,987
Energy (1.3%)
Baker Hughes Co.	87,950	1,900,600
		1,900,600
Financials (13.4%)
Brown & Brown, Inc.	29,825	1,363,301
CBOE Global Markets, Inc.	17,450	1,722,141
Everest Re Group Ltd.	5,525	1,369,150
FactSet Research Systems, Inc.	8,825	2,723,307
M&T Bank Corp.	20,475	3,104,215
Northern Trust Corp.	23,925	2,514,757
SEI Investments Co.	45,425	2,767,744
Signature Bank	8,400	1,899,240
T. Rowe Price Group, Inc.	14,325	2,458,170
		19,922,025
Health Care (13.6%)
Agilent Technologies, Inc.	16,250	2,066,025
Cerner Corp.	22,300	1,602,924
Henry Schein, Inc. (a)	18,375	1,272,285
Hill-Rom Holdings, Inc.	21,450	2,369,796
Laboratory Corp. of America Holdings (a)	5,900	1,504,677
Mettler-Toledo International, Inc. (a)	1,235	1,427,277
Steris PLC	11,150	2,123,852
Teleflex, Inc.	3,450	1,433,337
The Cooper Companies., Inc.	5,150	1,978,064
Waters Corp. (a)	10,000	2,841,700
Zimmer Biomet Holdings, Inc.	9,475	1,516,758
		20,136,695
Industrials (15.8%)
AMETEK, Inc.	16,325	2,085,192
AO Smith Corp.	25,750	1,740,957
Cummins, Inc.	7,700	1,995,147
Donaldson Co., Inc.	35,875	2,086,490
Expeditors International of Washington,
Inc.	17,950	1,933,036
Hubbell, Inc.	11,325	2,116,529
Lincoln Electric Holdings, Inc.	12,750	1,567,485
Masco Corp.	22,725	1,361,227
Nordson Corp.	6,525	1,296,387
Snap-on, Inc.	10,275	2,370,853

Common Stocks, Continued

Security Description	Shares	Fair Value ($)

Industrials, continued
The Middleby Corp. (a)	9,000	1,491,750
Verisk Analytics, Inc.	6,925	1,223,578
W.W. Grainger, Inc.	5,250	2,104,883
		23,373,514
Information Technology (20.0%)
Akamai Technologies, Inc. (a)	14,375	1,464,813
Amdocs Ltd.	20,450	1,434,568
Amphenol Corp., Class A	32,900	2,170,413
ANSYS, Inc. (a)	3,875	1,315,795
Aspen Technology, Inc. (a)	18,275	2,637,630
Broadridge Finance Solutions, Inc.	11,525	1,764,477
CDK Global, Inc.	25,600	1,383,936
Check Point Software Technologies Ltd.
(a)	12,450	1,394,027
Citrix Systems, Inc.	17,025	2,389,628
Cognizant Technology Solutions Corp.,
Class A	17,500	1,367,100
Dolby Laboratories, Inc., Class A	15,100	1,490,672
F5 Networks, Inc. (a)	11,475	2,393,915
IPG Photonics Corp. (a)	7,025	1,481,854
Paychex, Inc.	32,525	3,188,100
Synopsys, Inc. (a)	6,000	1,486,680
TE Connectivity Ltd.	19,175	2,475,684
		29,839,292
Materials (5.8%)
AptarGroup, Inc.	14,175	2,008,172
Avery Dennison Corp.	15,375	2,823,619
Packaging Corporation of America	13,800	1,855,824
RPM International, Inc.	21,575	1,981,664
		8,669,279
Real Estate (5.4%)
Alexandria Real Estate Equities, Inc.	7,475	1,228,143
AvalonBay Communities, Inc.	7,525	1,388,438
CyrusOne, Inc.	15,950	1,080,134
Jones Lang LaSalle, Inc. (a)	15,375	2,752,740
Realty Income Corp.	23,900	1,517,649
		7,967,104
Utilities (6.0%)
Atmos Energy Corp.	16,750	1,655,738
Consolidated Edison, Inc.	25,175	1,883,090
Eversource Energy	34,925	3,024,156
ONE Gas, Inc.	29,600	2,276,535
		8,839,519
TOTAL COMMON STOCKS (Cost $94,830,703)		146,552,827
Investment Companies (1.2%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.04% (b)	1,711,732	1,711,732
TOTAL INVESTMENT COMPANIES (Cost $1,711,732)		1,711,732
Total Investments (Cost $96,542,435) — 100.0%		148,264,559
Liabilities in excess of other assets — 0.0%		(60,820)
NET ASSETS — 100.0%		$148,203,739

(a)Non-income producing security.

(b)Rate disclosed is the seven day yield as of March 31, 2021.

PLCPublic Limited Company

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund March 31, 2021 (Unaudited)

Common Stocks (99.1%)

Security Description	Shares	Fair Value ($)

Communication Services (3.1%)
Interpublic Group of Cos., Inc.	299,425	8,743,210
Omnicom Group, Inc.	76,425	5,666,914
		14,410,124
Consumer Discretionary (12.2%)
Carter’s, Inc. (a)	58,025	5,160,163
Cavco Industries, Inc. (a)	15,975	3,604,120
Choice Hotels International, Inc.	40,275	4,321,105
Columbia Sportswear Co.	47,284	4,994,609
Dorman Products, Inc. (a)	33,775	3,466,666
Service Corporation International	137,125	7,000,231
Texas Roadhouse, Inc. (a)	56,850	5,454,189
TopBuild Corp. (a)	29,550	6,188,656
Tractor Supply Co.	32,825	5,812,651
Williams Sonoma, Inc.	60,300	10,805,760
		56,808,150
Consumer Staples (5.0%)
Flowers Foods, Inc.	301,250	7,169,750
Lamb Weston Holdings, Inc.	56,725	4,395,053
Lancaster Colony Corp.	19,925	3,494,048
The JM Smucker Co.	65,600	8,300,368
		23,359,219
Energy (1.7%)
Baker Hughes Co.	183,550	3,966,516
Helmerich & Payne, Inc.	144,625	3,899,090
		7,865,606
Financials (13.8%)
American Financial Group, Inc.	51,600	5,887,560
Brown & Brown, Inc.	97,575	4,460,153
CBOE Global Markets, Inc.	45,050	4,445,985
Cohen & Steers, Inc.	59,600	3,893,668
East West Bancorp, Inc.	88,200	6,509,160
FactSet Research Systems, Inc.	20,250	6,248,948
M&T Bank Corp.	65,075	9,866,020
SEI Investments Co.	142,535	8,684,657
Signature Bank	35,150	7,947,414
UMB Financial Corp.	67,050	6,190,727
		64,134,292
Health Care (16.1%)
Charles River Laboratories International,
Inc. (a)	28,430	8,239,867
Chemed Corp.	12,950	5,954,669
Henry Schein, Inc. (a)	80,525	5,575,551
Hill-Rom Holdings, Inc.	80,675	8,912,974
Medpace Holdings, Inc. (a)	65,900	10,810,894
PerkinElmer, Inc.	58,023	7,443,771
Steris PLC	42,596	8,113,686
The Cooper Companies., Inc.	24,287	9,328,394
Waters Corp. (a)	36,455	10,359,417
		74,739,223
Industrials (13.8%)
AO Smith Corp.	96,025	6,492,250
Applied Industrial Technologies, Inc.	62,950	5,739,152
C.H. Robinson Worldwide, Inc.	38,050	3,631,112
Donaldson Co., Inc.	108,875	6,332,169
Expeditors International of Washington,
Inc.	67,000	7,215,230
Hubbell, Inc.	44,740	8,361,459

Common Stocks, Continued

Security Description	Shares	Fair Value ($)

Industrials, continued
Lincoln Electric Holdings, Inc.	44,425	5,461,610
Masco Corp.	55,800	3,342,420
Nordson Corp.	28,400	5,642,511
The Middleby Corp. (a)	32,550	5,395,163
UniFirst Corp.	27,800	6,219,138
		63,832,214
Information Technology (16.9%)
Akamai Technologies, Inc. (a)	69,500	7,082,049
Amdocs Ltd.	61,500	4,314,225
Aspen Technology, Inc. (a)	61,025	8,807,738
Broadridge Finance Solutions, Inc.	36,125	5,530,738
CDK Global, Inc.	73,250	3,959,895
Citrix Systems, Inc.	63,575	8,923,386
Dolby Laboratories, Inc., Class A	35,425	3,497,156
F5 Networks, Inc. (a)	31,400	6,550,668
IPG Photonics Corp. (a)	26,875	5,669,013
Jack Henry & Associates, Inc.	29,350	4,452,982
Manhattan Associates, Inc. (a)	61,500	7,218,870
NetApp, Inc.	80,325	5,837,218
Progress Software Corp.	151,175	6,660,771
		78,504,709
Materials (5.6%)
AptarGroup, Inc.	43,025	6,095,352
Avery Dennison Corp.	41,425	7,607,701
Packaging Corporation of America	37,400	5,029,552
RPM International, Inc.	80,342	7,379,413
		26,112,018
Real Estate (6.8%)
CoreSite Realty Corp.	42,500	5,093,625
CubeSmart	89,925	3,401,863
CyrusOne, Inc.	34,000	2,302,480
Jones Lang LaSalle, Inc. (a)	42,219	7,558,890
Lamar Advertising Co., Class A	65,075	6,111,844
Physicians Realty Trust	191,500	3,383,805
STAG Industrial, Inc.	104,000	3,495,440
		31,347,947
Utilities (4.1%)
Atmos Energy Corp.	78,701	7,779,594
IDACORP, Inc.	39,300	3,928,821
ONE Gas, Inc.	93,325	7,177,626
		18,886,041
TOTAL COMMON STOCKS (Cost $377,230,720)		459,999,543
Investment Companies (0.8%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.04% (b)	3,509,763	3,509,763
TOTAL INVESTMENT COMPANIES (Cost $3,509,763)		3,509,763
Total Investments (Cost $380,740,483) — 99.9%		463,509,306
Other assets in excess of liabilities — 0.1%		275,286
NET ASSETS — 100.0%		$463,784,592

(a)Non-income producing security.

(b)Rate disclosed is the seven day yield as of March 31, 2021.

PLCPublic Limited Company

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund March 31, 2021 (Unaudited)

Common Stocks (70.9%)

Security Description	Shares	Fair Value ($)

Communication Services (7.0%)
Alphabet, Inc., Class A (a)	1,000	2,062,520
Alphabet, Inc., Class C (a)	2,450	5,068,143
Charter Communications, Inc., Class A (a)	2,445	1,508,614
Comcast Corp., Class A	26,000	1,406,860
Electronic Arts, Inc.	8,300	1,123,571
The Walt Disney Co. (a)	8,500	1,568,420
		12,738,128
Consumer Discretionary (6.8%)
AutoZone, Inc. (a)	800	1,123,440
Dollar General Corp.	7,000	1,418,340
eBay, Inc.	12,000	734,880
Lowe’s Cos., Inc.	4,500	855,810
McDonald’s Corp.	5,500	1,232,770
NIKE, Inc., Class B	17,000	2,259,130
Ross Stores, Inc.	13,000	1,558,830
Starbucks Corp.	18,000	1,966,860
The Home Depot, Inc.	4,500	1,373,625
		12,523,685
Consumer Staples (4.6%)
Church & Dwight Co., Inc.	6,000	524,100
Colgate-Palmolive Co.	15,000	1,182,450
Costco Wholesale Corp.	6,500	2,291,120
Estee Lauder Cos., Inc., Class A	6,000	1,745,100
PepsiCo, Inc.	11,500	1,626,675
The Hershey Co.	6,500	1,028,040
		8,397,485
Energy (1.5%)
ConocoPhillips	53,000	2,807,410
		2,807,410
Financials (10.8%)
American Express Co.	11,000	1,555,840
Chubb Ltd.	7,500	1,184,775
Cincinnati Financial Corp.	13,500	1,391,715
Commerce Bancshares, Inc.	11,550	884,846
FactSet Research Systems, Inc.	3,000	925,770
JPMorgan Chase & Co.	24,500	3,729,635
Marsh & McLennan Cos., Inc.	8,000	974,400
Moody’s Corp.	4,500	1,343,745
Northern Trust Corp.	20,000	2,102,200
PNC Financial Services Group, Inc.	9,500	1,666,395
T. Rowe Price Group, Inc.	10,000	1,716,000
U.S. Bancorp	45,000	2,488,950
		19,964,271
Health Care (10.2%)
Amgen, Inc.	4,000	995,240
Becton, Dickinson & Co.	7,250	1,762,838
Danaher Corp.	4,500	1,012,860
Intuitive Surgical, Inc. (a)	1,700	1,256,198
Johnson & Johnson	8,250	1,355,888
Medtronic PLC	17,000	2,008,210
Merck & Co., Inc.	15,000	1,156,350
Mettler-Toledo International, Inc. (a)	1,400	1,617,966
Stryker Corp.	9,250	2,253,114
The Cooper Companies., Inc.	3,000	1,152,270
UnitedHealth Group, Inc.	6,750	2,511,473
Waters Corp. (a)	5,500	1,562,935
		18,645,342

Common Stocks, Continued

Security Description	Shares	Fair Value ($)

Industrials (7.8%)
3M Co.	8,000	1,541,440
Cummins, Inc.	5,500	1,425,105
Deere & Co.	5,500	2,057,770
Donaldson Co., Inc.	19,000	1,105,040
Hubbell, Inc.	8,000	1,495,120
Illinois Tool Works, Inc.	5,000	1,107,600
Lincoln Electric Holdings, Inc.	5,000	614,700
Union Pacific Corp.	9,500	2,093,895
United Parcel Service, Inc., Class B	10,000	1,699,900
W.W. Grainger, Inc.	3,000	1,202,790
		14,343,360
Information Technology (18.4%)
Accenture PLC, Class A	12,000	3,315,000
Akamai Technologies, Inc. (a)	10,000	1,019,000
Analog Devices, Inc.	8,500	1,318,180
Apple, Inc.	66,000	8,061,900
Automatic Data Processing, Inc.	13,000	2,450,110
Cisco Systems, Inc.	39,000	2,016,690
Intel Corp.	25,000	1,600,000
Intuit, Inc.	2,800	1,072,568
Microsoft Corp.	33,000	7,780,409
Oracle Corp.	27,000	1,894,590
Visa, Inc., Class A	16,000	3,387,680
		33,916,127
Materials (2.2%)
Air Products & Chemicals, Inc.	4,500	1,266,030
AptarGroup, Inc.	10,500	1,487,535
PPG Industries, Inc.	8,000	1,202,080
		3,955,645
Utilities (1.6%)
Atmos Energy Corp.	8,000	790,800
Eversource Energy	24,000	2,078,160
		2,868,960
TOTAL COMMON STOCKS (Cost $56,719,130)		130,160,413

Certificate of Deposit (0.1%)
	Principal Amount ($)

Certificate of Deposit (0.1%)
Self-Help Federal Credit Union, 1.90%,
12/20/21	200,000	202,691
TOTAL CERTIFICATE OF DEPOSIT (Cost
$200,000)		202,691

Corporate Bonds (6.0%)

Communication Services (0.8%)
Comcast Corp., 3.30%, 4/1/27, Callable
2/1/27 @ 100	250,000	272,702
Comcast Corp., 3.95%, 10/15/25,
Callable 8/15/25 @ 100	250,000	278,979
Verizon Communications, Inc., 1.50%,
9/18/30, Callable 6/18/30 @ 100	1,000,000	918,407
		1,470,088
Consumer Discretionary (0.5%)
NIKE, Inc., 2.75%, 3/27/27, Callable
1/27/27 @ 100	500,000	533,096

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund March 31, 2021 (Unaudited)

Corporate Bonds, Continued

Security Description	Principal Amount ($)	Fair Value ($)

Consumer Discretionary, continued
Starbucks Corp., 2.45%, 6/15/26,
Callable 3/15/26 @ 100	350,000	366,860
		899,956
Consumer Staples (0.4%)
Estee Lauder Cos., Inc. (The), 1.95%,
3/15/31, Callable 12/15/30 @ 100	750,000	727,244

Financials (0.7%)
American Express Co., 2.65%, 12/2/22	287,000	297,760
John Deere Capital Corp., 2.80%,
7/18/29	350,000	365,549
John Deere Capital Corp., 2.95%,
4/1/22, MTN	150,000	154,116
JPMorgan Chase & Co., 2.95%, 10/1/26,
Callable 7/1/26 @ 100	500,000	534,818
		1,352,243
Health Care (0.5%)
Abbott Laboratories, 2.95%, 3/15/25,
Callable 12/15/24 @ 100	100,000	107,069
Healthcare Corp., 1.15%, 6/15/25,
Callable 5/15/25 @ 100	100,000	99,729
Kaiser Foundation Hospitals, 3.15%,
5/1/27, Callable 2/1/27 @ 100	250,000	272,997
Pfizer, Inc., 3.40%, 5/15/24	100,000	108,520
Stryker Corp., 3.50%, 3/15/26, Callable
12/15/25 @ 100	300,000	328,568
		916,883
Industrials (0.7%)
3M Co., 3.00%, 8/7/25	250,000	271,093
Emerson Electric Co., 2.63%, 2/15/23,
Callable 11/15/22 @ 100	200,000	207,386
Hubbell, Inc., 2.30%, 3/15/31, Callable
12/15/30 @ 100	200,000	195,814
Hubbell, Inc., 3.35%, 3/1/26, Callable
12/1/25 @ 100	145,000	155,892
Hubbell, Inc., 3.50%, 2/15/28, Callable
11/15/27 @ 100	150,000	161,368
Hubbell, Inc., 3.63%, 11/15/22	75,000	78,993
United Parcel Service, Inc., 2.40%,
11/15/26, Callable 8/15/26 @ 100	200,000	213,017
		1,283,563
Information Technology (1.7%)
Apple, Inc., 2.20%, 9/11/29, Callable
6/11/29 @ 100	350,000	354,805
Apple, Inc., 2.85%, 2/23/23, Callable
12/23/22 @ 100	150,000	156,666
Apple, Inc., 3.00%, 6/20/27, Callable
3/20/27 @ 100	200,000	216,524
Intel Corp., 3.90%, 3/25/30, Callable
12/25/29 @ 100	1,000,000	1,135,045
Mastercard, Inc., 2.95%, 11/21/26,
Callable 8/21/26 @ 100	100,000	107,974
Mastercard, Inc., 3.30%, 3/26/27,
Callable 1/26/27 @ 100	150,000	164,928
Oracle Corp., 2.50%, 4/1/25, Callable
3/1/25 @ 100	200,000	209,948
Oracle Corp., 3.40%, 7/8/24, Callable
4/8/24 @ 100	300,000	322,451

Corporate Bonds, Continued

Security Description	Principal Amount ($)	Fair Value ($)

Information Technology, continued
Visa, Inc., 3.15%, 12/14/25, Callable
9/14/25 @ 100	275,000	299,982
		2,968,323
Utilities (0.7%)
Consolidated Edison Co of New York, Inc.,
3.35%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	1,070,441
Midamerican Energy Co., 3.10%, 5/1/27,
Callable 2/1/27 @ 100	200,000	216,930
		1,287,371
TOTAL CORPORATE BONDS (Cost
$10,708,097)		10,905,671

Municipal Bonds (2.3%)

Georgia (0.2%)
State of Georgia, GO, 1.40%, 8/1/33,
Callable 8/1/30 @ 100	350,000	320,299

Hawaii (0.3%)
State of Hawaii, GO, 1.87%, 8/1/33,
Callable 8/1/30 @ 100	500,000	479,410

Massachusetts (1.6%)
Commonwealth of Massachusetts,
GO, Series D, 3.00%, 5/1/35, Callable
5/1/29 @ 100	1,150,000	1,262,607
Commonwealth of Massachusetts,
GO, Series D, 3.00%, 5/1/36, Callable
5/1/29 @ 100	1,500,000	1,638,920
		2,901,527
New York (0.1%)
New York State Environmental Facilities
Corp., Series C, 1.89%, 7/15/22	190,000	193,565

Wisconsin (0.1%)
Wisconsin State, Build America Bonds,
GO, 4.60%, 5/1/26, Callable 5/1/21 @
100	250,000	250,789
TOTAL MUNICIPAL BONDS (Cost $4,033,027)		4,145,590

U.S. Government & U.S. Government Agency Obligations (19.3%)

Federal Farm Credit Bank (0.6%)
2.75%, 7/16/27	250,000	273,400
2.85%, 3/2/28	750,000	824,913
		1,098,313
Federal Home Loan Bank (1.8%)
2.88%, 6/14/24	1,000,000	1,078,191
2.88%, 9/13/24	1,000,000	1,080,725
5.50%, 7/15/36	700,000	1,010,100
		3,169,016
Federal National Mortgage Association (3.2%)
1.88%, 9/24/26	1,000,000	1,044,147
2.13%, 4/24/26	1,250,000	1,322,174
2.63%, 9/6/24	3,250,000	3,493,638
		5,859,959

Government National Mortgage Association (0.0%) (b)
4.00%, 9/15/40	16,999	18,789

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund March 31, 2021 (Unaudited)

U.S. Government & U.S. Government Agency Obligations,
Continued

Security Description	Principal Amount ($)	Fair Value ($)

Government National Mortgage Association (0.0%) (b), continued
4.00%, 9/15/41	67,370	73,792
6.50%, 5/15/32	1,212	1,354
		93,935
Housing & Urban Development (0.3%)
2.70%, 8/1/22	491,000	494,990

U.S. Treasury Inflation Index Note (1.3%)
0.13%, 1/15/31	753,548	811,167
0.25%, 7/15/29	1,022,490	1,124,903
0.75%, 7/15/28	520,975	594,030
		2,530,100
U.S. Treasury Note (12.1%)
0.63%, 8/15/30	1,700,000	1,539,563
0.88%, 11/15/30	1,750,000	1,617,109
1.13%, 2/15/31	5,475,000	5,168,129
1.63%, 8/15/29	5,000,000	5,015,526
2.50%, 2/28/26	750,000	807,437
2.63%, 12/31/23	1,000,000	1,063,848
2.75%, 8/31/23	450,000	477,343
2.75%, 11/15/23	1,500,000	1,597,705
2.75%, 2/28/25	3,500,000	3,787,450
2.88%, 9/30/23	1,000,000	1,065,645
		22,139,755
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT
AGENCY OBLIGATIONS (Cost $34,088,941)		35,386,068

Yankee Dollar (0.2%)

Financials (0.2%)
The Toronto-Dominion Bank, 3.50%,
7/19/23, MTN	350,000	374,894
TOTAL YANKEE DOLLAR (Cost $353,816)		374,894

Investment Companies (1.1%)
	Shares
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.04% (c)	1,954,339	1,954,339
TOTAL INVESTMENT COMPANIES (Cost $1,954,339)		1,954,339
Total Investments (Cost $108,057,350) — 99.9%		183,129,666
Other assets in excess of liabilities — 0.1%		119,802
NET ASSETS — 100.0%		$183,249,468

(a)Non-income producing security.

(b)Represents less than 0.05%.

(c)Rate disclosed is the seven day yield as of March 31, 2021.

GOGeneral Obligation

MTNMedium Term Note

PLCPublic Limited Company

Schedule of Portfolio Investments	Boston Trust Walden Equity Fund March 31, 2021 (Unaudited)

Common Stocks (98.8%)

Security Description	Shares	Fair Value ($)

Communication Services (9.7%)
Alphabet, Inc., Class A (a)	2,700	5,568,804
Alphabet, Inc., Class C (a)	4,700	9,722,561
Charter Communications, Inc., Class A (a)	4,879	3,010,441
Comcast Corp., Class A	66,725	3,610,489
Electronic Arts, Inc.	15,000	2,030,550
The Walt Disney Co. (a)	19,000	3,505,880
		27,448,725
Consumer Discretionary (8.7%)
Dollar General Corp.	18,000	3,647,160
eBay, Inc.	30,000	1,837,200
McDonald’s Corp.	10,250	2,297,435
NIKE, Inc., Class B	41,000	5,448,490
Ross Stores, Inc.	32,500	3,897,075
Starbucks Corp.	39,000	4,261,530
The Home Depot, Inc.	9,000	2,747,250
The TJX Cos., Inc.	5,000	330,750
		24,466,890
Consumer Staples (6.7%)
Colgate-Palmolive Co.	25,000	1,970,750
Costco Wholesale Corp.	16,500	5,815,920
Estee Lauder Cos., Inc., Class A	12,500	3,635,625
PepsiCo, Inc.	30,000	4,243,500
Procter & Gamble Co. (The)	6,500	880,295
The Hershey Co.	14,000	2,214,240
		18,760,330
Energy (1.8%)
ConocoPhillips	95,000	5,032,150
		5,032,150
Financials (14.7%)
American Express Co.	24,375	3,447,600
Chubb Ltd.	20,000	3,159,400
Cincinnati Financial Corp.	17,550	1,809,230
Discover Financial Services	2,000	189,980
FactSet Research Systems, Inc.	7,500	2,314,425
JPMorgan Chase & Co.	49,000	7,459,270
M&T Bank Corp.	5,000	758,050
Marsh & McLennan Cos., Inc.	18,000	2,192,400
Moody’s Corp.	6,000	1,791,660
Northern Trust Corp.	40,500	4,256,955
PNC Financial Services Group, Inc.	29,500	5,174,595
T. Rowe Price Group, Inc.	22,000	3,775,200
U.S. Bancorp	90,000	4,977,900
		41,306,665
Health Care (15.0%)
Amgen, Inc.	7,000	1,741,670
Becton, Dickinson & Co.	16,500	4,011,975
Danaher Corp.	11,000	2,475,880
Dentsply Sirona, Inc.	15,000	957,150
Intuitive Surgical, Inc. (a)	4,000	2,955,760
Johnson & Johnson	18,000	2,958,300
Medtronic PLC	33,000	3,898,290
Merck & Co., Inc.	35,000	2,698,150
Mettler-Toledo International, Inc. (a)	3,000	3,467,070
Stryker Corp.	21,000	5,115,180
The Cooper Companies., Inc.	6,000	2,304,540
UnitedHealth Group, Inc.	17,000	6,325,190
Waters Corp. (a)	11,700	3,324,789
		42,233,944

Common Stocks, Continued

Security Description	Shares	Fair Value ($)

Industrials (11.5%)
3M Co.	19,500	3,757,260
Cummins, Inc.	11,000	2,850,210
Deere & Co.	13,300	4,976,062
Donaldson Co., Inc.	41,450	2,410,732
Hubbell, Inc.	21,000	3,924,690
Illinois Tool Works, Inc.	15,500	3,433,560
Union Pacific Corp.	22,500	4,959,225
United Parcel Service, Inc., Class B	20,500	3,484,795
W.W. Grainger, Inc.	6,500	2,606,045
		32,402,579
Information Technology (25.5%)
Accenture PLC, Class A	27,000	7,458,750
Adobe, Inc. (a)	4,000	1,901,480
Akamai Technologies, Inc. (a)	22,000	2,241,800
Analog Devices, Inc.	18,000	2,791,440
Apple, Inc.	145,000	17,711,750
Automatic Data Processing, Inc.	25,850	4,871,950
Cisco Systems, Inc.	77,000	3,981,670
Intel Corp.	42,500	2,720,000
Microsoft Corp.	74,000	17,446,980
Oracle Corp.	60,000	4,210,200
Visa, Inc., Class A	32,000	6,775,360
		72,111,380
Materials (3.0%)
Air Products & Chemicals, Inc.	8,000	2,250,720
AptarGroup, Inc.	26,000	3,683,420
PPG Industries, Inc.	16,000	2,404,160
		8,338,300
Utilities (2.2%)
Atmos Energy Corp.	17,000	1,680,450
Eversource Energy	51,500	4,459,385
		6,139,835
TOTAL COMMON STOCKS (Cost $109,226,917)		278,240,798

Investment Companies (1.0%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.04% (b)	2,785,802	2,785,802
TOTAL INVESTMENT COMPANIES (Cost $2,785,802)		2,785,802
Total Investments (Cost $112,012,719) — 99.8%		281,026,600
Other assets in excess of liabilities — 0.2%		607,189
NET ASSETS — 100.0%		$281,633,789

(a)Non-income producing security.

(b)Rate disclosed is the seven day yield as of March 31, 2021.

PLCPublic Limited Company

Schedule of Portfolio Investments	Boston Trust Walden Midcap Fund March 31, 2021 (Unaudited)

Common Stocks (98.6%)

Security Description	Shares	Fair Value ($)

Communication Services (3.0%)
Electronic Arts, Inc.	10,925	1,478,917
Omnicom Group, Inc.	17,400	1,290,210
		2,769,127
Consumer Discretionary (10.0%)
AutoZone, Inc. (a)	850	1,193,655
Carter’s, Inc. (a)	15,100	1,342,843
eBay, Inc.	26,975	1,651,949
Hyatt Hotels Corp., Class A (a)	15,225	1,259,108
O’Reilly Automotive, Inc. (a)	1,925	976,456
Ross Stores, Inc.	11,000	1,319,010
Tractor Supply Co.	7,575	1,341,381
		9,084,402
Consumer Staples (3.4%)
Church & Dwight Co., Inc.	9,450	825,458
The Hershey Co.	8,100	1,281,095
The JM Smucker Co.	8,075	1,021,730
		3,128,283
Energy (1.3%)
Baker Hughes Co.	53,525	1,156,675
		1,156,675
Financials (13.9%)
Brown & Brown, Inc.	18,800	859,348
CBOE Global Markets, Inc.	10,350	1,021,442
Everest Re Group Ltd.	3,500	867,335
FactSet Research Systems, Inc.	5,250	1,620,098
M&T Bank Corp.	12,125	1,838,271
Northern Trust Corp.	15,150	1,592,417
SEI Investments Co.	29,825	1,817,236
Signature Bank	5,975	1,350,948
T. Rowe Price Group, Inc.	9,700	1,664,520
		12,631,615
Health Care (12.6%)
Agilent Technologies, Inc.	9,700	1,233,258
Cerner Corp.	13,425	964,989
Henry Schein, Inc. (a)	12,325	853,383
Hill-Rom Holdings, Inc.	12,700	1,403,095
Mettler-Toledo International, Inc. (a)	740	855,211
Steris PLC	6,625	1,261,930
Teleflex, Inc.	2,125	882,853
The Cooper Companies., Inc.	3,275	1,257,895
Waters Corp. (a)	6,350	1,804,479
Zimmer Biomet Holdings, Inc.	6,225	996,498
		11,513,591
Industrials (16.3%)
AMETEK, Inc.	10,425	1,331,585
AO Smith Corp.	19,950	1,348,819
Cummins, Inc.	4,350	1,127,129
Donaldson Co., Inc.	22,750	1,323,140
Expeditors International of Washington,
Inc.	12,150	1,308,434
Hubbell, Inc.	6,950	1,298,886
Lincoln Electric Holdings, Inc.	8,650	1,063,431
Masco Corp.	13,775	825,123
Nordson Corp.	4,250	844,390
Snap-on, Inc.	5,950	1,372,902
The Middleby Corp. (a)	5,400	895,050
Verisk Analytics, Inc.	4,200	742,098

Common Stocks, Continued

Security Description	Shares	Fair Value ($)

Industrials, continued
W.W. Grainger, Inc.	3,525	1,413,278
		14,894,265
Information Technology (20.4%)
Akamai Technologies, Inc. (a)	8,825	899,268
Amdocs Ltd.	12,175	854,076
Amphenol Corp., Class A	13,200	870,804
ANSYS, Inc. (a)	3,075	1,044,147
Aspen Technology, Inc. (a)	11,175	1,612,888
Broadridge Finance Solutions, Inc.	7,075	1,083,183
CDK Global, Inc.	15,100	816,306
Check Point Software Technologies Ltd.
(a)	7,450	834,177
Citrix Systems, Inc.	10,550	1,480,798
Cognizant Technology Solutions Corp.,
Class A	12,525	978,453
Dolby Laboratories, Inc., Class A	9,750	962,520
F5 Networks, Inc. (a)	7,550	1,575,081
IPG Photonics Corp. (a)	4,225	891,222
Paychex, Inc.	21,575	2,114,781
Synopsys, Inc. (a)	4,100	1,015,898
TE Connectivity Ltd.	11,725	1,513,814
		18,547,416
Materials (6.1%)
AptarGroup, Inc.	8,525	1,207,737
Avery Dennison Corp.	10,825	1,988,011
Packaging Corporation of America	9,125	1,227,130
RPM International, Inc.	12,625	1,159,606
		5,582,484
Real Estate (5.3%)
Alexandria Real Estate Equities, Inc.	4,725	776,318
AvalonBay Communities, Inc.	4,350	802,619
CyrusOne, Inc.	10,150	687,358
Jones Lang LaSalle, Inc. (a)	9,100	1,629,264
Realty Income Corp.	15,325	973,137
		4,868,696
Utilities (6.3%)
Atmos Energy Corp.	11,325	1,119,476
Consolidated Edison, Inc.	16,750	1,252,900
Eversource Energy	21,805	1,888,095
ONE Gas, Inc.	18,975	1,459,367
		5,719,838
TOTAL COMMON STOCKS (Cost $58,689,003)		89,896,392

Investment Companies (1.6%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.04% (b)	1,486,165	1,486,165
TOTAL INVESTMENT COMPANIES (Cost $1,486,165)		1,486,165
Total Investments (Cost $60,175,168) — 100.2%		91,382,557
Liabilities in excess of other assets — (0.2)%		(197,654)
NET ASSETS — 100.0%		$91,184,903

(a) Non-income producing security.

(b) Rate disclosed is the seven day yield as of March 31, 2021.

PLC Public Limited Company

Schedule of Portfolio Investments	Boston Trust Walden SMID Cap Fund March 31, 2021 (Unaudited)

Common Stocks (98.9%)

Security Description	Shares	Fair Value ($)

Communication Services (3.7%)
Interpublic Group of Cos., Inc.	48,340	1,411,528
Omnicom Group, Inc.	17,975	1,332,846
		2,744,374
Consumer Discretionary (12.4%)
Carter’s, Inc. (a)	9,305	827,493
Cavco Industries, Inc. (a)	2,550	575,306
Choice Hotels International, Inc.	6,150	659,834
Columbia Sportswear Co.	7,325	773,740
Dorman Products, Inc. (a)	8,810	904,258
Texas Roadhouse, Inc. (a)	11,595	1,112,424
TopBuild Corp. (a)	6,750	1,413,652
Tractor Supply Co.	6,750	1,195,290
Williams Sonoma, Inc.	9,760	1,748,993
		9,210,990
Consumer Staples (5.1%)
Flowers Foods, Inc.	48,200	1,147,160
Lamb Weston Holdings, Inc.	9,250	716,690
Lancaster Colony Corp.	3,200	561,152
The JM Smucker Co.	10,755	1,360,830
		3,785,832
Energy (1.7%)
Baker Hughes Co.	29,345	634,145
Helmerich & Payne, Inc.	23,575	635,582
		1,269,727
Financials (13.9%)
American Financial Group, Inc.	8,325	949,882
Brown & Brown, Inc.	15,535	710,105
CBOE Global Markets, Inc.	7,100	700,699
Cohen & Steers, Inc.	9,655	630,761
East West Bancorp, Inc.	14,565	1,074,897
FactSet Research Systems, Inc.	3,200	987,488
M&T Bank Corp.	10,515	1,594,179
SEI Investments Co.	23,280	1,418,451
Signature Bank	5,550	1,254,855
UMB Financial Corp.	11,125	1,027,171
		10,348,488
Health Care (14.5%)
Chemed Corp.	2,475	1,138,055
Henry Schein, Inc. (a)	12,900	893,196
Hill-Rom Holdings, Inc.	13,050	1,441,764
Medpace Holdings, Inc. (a)	10,725	1,759,435
PerkinElmer, Inc.	10,325	1,324,594
Steris PLC	6,650	1,266,692
The Cooper Companies., Inc.	3,650	1,401,929
Waters Corp. (a)	5,450	1,548,727
		10,774,392
Industrials (14.0%)
AO Smith Corp.	15,610	1,055,392
Applied Industrial Technologies, Inc.	10,315	940,419
C.H. Robinson Worldwide, Inc.	7,765	741,014
Donaldson Co., Inc.	17,625	1,025,070
Expeditors International of Washington,
Inc.	10,825	1,165,744
Hubbell, Inc.	6,750	1,261,508
Lincoln Electric Holdings, Inc.	6,780	833,533
Masco Corp.	9,100	545,090
Nordson Corp.	4,400	874,192

Common Stocks, Continued

Security Description	Shares	Fair Value ($)

Industrials, continued
The Middleby Corp. (a)	5,100	845,325
UniFirst Corp.	5,000	1,118,550
		10,405,837
Information Technology (17.3%)
Akamai Technologies, Inc. (a)	11,500	1,171,850
Amdocs Ltd.	10,600	743,590
Aspen Technology, Inc. (a)	10,225	1,475,774
Broadridge Finance Solutions, Inc.	5,600	857,360
CDK Global, Inc.	11,820	638,989
Citrix Systems, Inc.	10,525	1,477,290
Dolby Laboratories, Inc., Class A	5,500	542,960
F5 Networks, Inc. (a)	5,700	1,189,134
IPG Photonics Corp. (a)	4,200	885,948
Jack Henry & Associates, Inc.	4,600	697,912
Manhattan Associates, Inc. (a)	10,000	1,173,800
NetApp, Inc.	13,440	976,685
Progress Software Corp.	24,445	1,077,047
		12,908,339
Materials (5.5%)
AptarGroup, Inc.	6,600	935,022
Avery Dennison Corp.	6,400	1,175,360
Packaging Corporation of America	5,750	773,260
RPM International, Inc.	13,185	1,211,042
		4,094,684
Real Estate (6.7%)
CoreSite Realty Corp.	6,550	785,018
CubeSmart	14,690	555,723
CyrusOne, Inc.	5,075	343,679
Jones Lang LaSalle, Inc. (a)	6,600	1,181,664
Lamar Advertising Co., Class A	10,725	1,007,291
Physicians Realty Trust	31,075	549,095
STAG Industrial, Inc.	16,500	554,565
		4,977,035
Utilities (4.1%)
Atmos Energy Corp.	12,960	1,281,096
IDACORP, Inc.	6,100	609,817
ONE Gas, Inc.	14,855	1,142,498
		3,033,411
TOTAL COMMON STOCKS (Cost $49,214,973)		73,553,109

Investment Companies (1.1%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.04% (b)	797,607	797,607
TOTAL INVESTMENT COMPANIES (Cost $797,607)		797,607
Total Investments (Cost $50,012,580) — 100.0%		74,350,716
Liabilities in excess of other assets — 0.0%		(3,689)
NET ASSETS — 100.0%		$74,347,027

(a)Non-income producing security.

(b)Rate disclosed is the seven day yield as of March 31, 2021.

PLCPublic Limited Company

Schedule of Portfolio Investments	Boston Trust Walden Small Cap Fund March 31, 2021 (Unaudited)

Common Stocks (99.0%)

Security Description	Shares	Fair Value ($)

Consumer Discretionary (13.1%)
Carter’s, Inc. (a)	105,325	9,366,552
Cavco Industries, Inc. (a)	25,025	5,645,890
Choice Hotels International, Inc.	76,665	8,225,388
Columbia Sportswear Co.	111,230	11,749,226
Dorman Products, Inc. (a)	80,985	8,312,300
Monro, Inc.	88,355	5,813,759
Nordstrom, Inc. (a)	191,445	7,250,022
Texas Roadhouse, Inc. (a)	118,075	11,328,115
TopBuild Corp. (a)	65,550	13,728,137
Williams Sonoma, Inc.	68,145	12,211,584
		93,630,973
Consumer Staples (2.9%)
Flowers Foods, Inc.	545,475	12,982,305
Lancaster Colony Corp.	44,300	7,768,448
		20,750,753
Energy (1.7%)
Cactus, Inc., Class A	179,565	5,498,280
Helmerich & Payne, Inc.	235,475	6,348,406
		11,846,686
Financials (14.3%)
1st Source Corp.	88,420	4,207,024
Bank of Hawaii Corp.	52,220	4,673,168
Bank of Marin Bancorp	35,880	1,405,061
Camden National Corp.	64,415	3,082,902
Cathay General Bancorp	206,590	8,424,739
Cohen & Steers, Inc.	130,250	8,509,233
East West Bancorp, Inc.	111,450	8,225,010
First Hawaiian, Inc.	191,445	5,239,850
German American Bancorp	66,410	3,069,470
Green Dot Corp., Class A (a)	95,725	4,383,248
Independent Bank Corp.	77,530	6,527,251
Lakeland Financial Corp.	113,680	7,865,519
Selective Insurance Group, Inc.	100,525	7,292,084
Signature Bank	36,800	8,320,480
Tompkins Financial Corp.	58,580	4,844,566
UMB Financial Corp.	111,630	10,306,797
Washington Trust Bancorp, Inc.	99,665	5,145,704
		101,522,106
Health Care (20.8%)
Anika Therapeutics, Inc. (a)	114,280	4,661,481
Atrion Corp.	7,740	4,963,739
Bruker Corp.	238,970	15,360,992
Cantel Medical Corp. (a)	198,370	15,837,860
Chemed Corp.	16,200	7,449,084
Corcept Therapeutics, Inc. (a)	243,575	5,794,649
CorVel Corp. (a)	106,850	10,961,742
Ensign Group, Inc.	60,595	5,686,235
Globus Medical, Inc., Class A (a)	153,990	9,496,563
Haemonetics Corp. (a)	71,775	7,967,743
Hill-Rom Holdings, Inc.	131,850	14,566,788
ICU Medical, Inc. (a)	44,120	9,064,013
Medpace Holdings, Inc. (a)	95,830	15,720,911
Premier, Inc.	271,350	9,185,198
U.S. Physical Therapy, Inc.	114,080	11,875,727
		148,592,725
Industrials (17.7%)
Acuity Brands, Inc.	43,200	7,128,000
Applied Industrial Technologies, Inc.	129,070	11,767,312

Common Stocks, Continued

Security Description	Shares	Fair Value ($)

Industrials, continued
Donaldson Co., Inc.	184,075	10,705,802
Douglas Dynamics, Inc.	100,015	4,615,692
Forward Air Corp.	78,225	6,947,162
Franklin Electric Co., Inc.	103,065	8,135,951
Insperity, Inc.	37,975	3,180,027
Landstar System, Inc.	75,175	12,408,386
Lincoln Electric Holdings, Inc.	94,240	11,585,866
Tennant Co.	78,365	6,260,580
The Middleby Corp. (a)	65,520	10,859,940
UniFirst Corp.	54,375	12,164,231
Valmont Industries, Inc.	44,520	10,581,068
Watts Water Technologies, Inc., Class A	81,295	9,658,659
		125,998,676
Information Technology (14.5%)
Badger Meter, Inc.	92,425	8,601,995
CDK Global, Inc.	139,225	7,526,504
Coherent, Inc. (a)	13,300	3,363,437
CSG Systems International, Inc.	218,145	9,792,529
ExlService Holdings, Inc. (a)	91,870	8,282,999
InterDigital, Inc.	123,835	7,857,330
Manhattan Associates, Inc. (a)	117,875	13,836,167
NETGEAR, Inc. (a)	135,725	5,578,298
Power Integrations, Inc.	184,555	15,037,541
Progress Software Corp.	201,920	8,896,595
Qualys, Inc. (a)	55,725	5,838,866
Teradata Corp. (a)	226,290	8,721,217
		103,333,478
Materials (3.9%)
Minerals Technologies, Inc.	111,050	8,364,286
Sensient Technologies Corp.	120,665	9,411,870
Silgan Holdings, Inc.	235,220	9,886,297
		27,662,453
Real Estate (5.3%)
CoreSite Realty Corp.	79,640	9,544,854
CubeSmart	171,465	6,486,521
Jones Lang LaSalle, Inc. (a)	64,550	11,557,032
Physicians Realty Trust	256,700	4,535,889
STAG Industrial, Inc.	162,975	5,477,590
		37,601,886
Utilities (4.8%)
Chesapeake Utilities Corp.	76,395	8,867,931
IDACORP, Inc.	80,830	8,080,575
New Jersey Resources Corp.	130,430	5,200,244
ONE Gas, Inc.	96,600	7,429,506
Unitil Corp.	106,740	4,876,951
		34,455,207
TOTAL COMMON STOCKS (Cost $503,213,912)		705,394,943

Investment Companies (1.2%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.04% (b)	8,558,963	8,558,963
TOTAL INVESTMENT COMPANIES (Cost $8,558,963)		8,558,963
Total Investments (Cost $511,772,875) — 100.2%		713,953,906
Liabilities in excess of other assets — (0.2)%		(1,572,644)
NET ASSETS — 100.0%		$712,381,262

(a)Non-income producing security.

Schedule of Portfolio Investments	Boston Trust Walden Small Cap Fund March 31, 2021 (Unaudited)

(b)Rate disclosed is the seven day yield as of March 31, 2021.

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund March 31, 2021 (Unaudited)

Common Stocks (97.4%)

Security Description	Shares	Fair Value ($)

Australia (5.9%)
Brambles Ltd.	101,500	817,211
CSL Ltd.	6,000	1,208,845
Insurance Australia Group, Ltd.	122,600	437,090
Origin Energy Ltd.	181,339	647,657
Telstra Corp. Ltd.	352,800	912,927
Woodside Petroleum Ltd.	40,322	733,874
		4,757,604
Belgium (0.6%)
Colruyt SA	7,585	452,380
		452,380
Canada (9.5%)
Bank of Montreal	11,200	998,507
BCE, Inc.	11,100	501,156
Canadian National Railway Co.	5,200	603,556
Great-West Lifeco, Inc.	19,284	513,217
Intact Financial Corp.	4,300	527,019
Magna International, Inc.	7,400	651,836
Metro, Inc.	15,206	693,800
Royal Bank of Canada	13,000	1,198,815
The Bank of Nova Scotia	15,028	940,311
The Toronto-Dominion Bank	16,200	1,056,707
		7,684,924
Denmark (2.2%)
Novo Nordisk A/S	17,800	1,202,192
Novozymes A/S	9,400	602,216
		1,804,408
Finland (0.8%)
Kone OYJ	7,661	625,650
		625,650
France (10.0%)
Air Liquide SA	5,794	946,569
Danone SA	13,126	900,551
Dassault Systemes	4,200	898,513
EssilorLuxottica SA	3,550	578,120
Imerys SA	13,978	680,474
Legrand SA	9,400	874,498
L’Oreal SA	2,400	919,830
Publicis Groupe SA	12,400	756,884
Schneider Electric SE	6,700	1,023,573
Societe BIC SA	8,443	494,276
		8,073,288
Germany (8.3%)
Allianz SE	2,300	585,483
Beiersdorf AG	3,165	334,371
Deutsche Boerse AG	3,056	507,906
Fresenius SE & Co. KGaA	12,955	576,996
Fuchs Petrolub SE	7,320	350,542
Hannover Rueck SE	2,800	511,577
Henkel AG & Co. KGaA	8,300	821,219
Hugo Boss AG	17,301	678,448
Merck KGaA	3,586	613,092
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen	1,800	554,360
SAP AG	9,606	1,176,379
		6,710,373

Common Stocks, Continued

Security Description	Shares	Fair Value ($)

Hong Kong (3.1%)
Hang Lung Properties Ltd.	182,000	473,704
Hang Seng Bank Ltd.	41,020	795,512
MTR Corp. Ltd.	83,900	476,110
Sino Land Co. Ltd.	548,000	764,260
		2,509,586
Ireland (0.6%)
Experian PLC	14,071	484,653
		484,653
Israel (1.4%)
Check Point Software Technologies Ltd. (a)	5,300	593,441
Nice Ltd. (a)	2,574	560,146
		1,153,587
Italy (1.2%)
Snam SpA	90,171	500,625
Terna Rete Elettrica Nazionale SpA	62,748	474,552
		975,177
Japan (22.1%)
Astellas Pharma, Inc.	37,300	575,996
Benesse Holdings, Inc.	14,760	310,922
Central Japan Railway Co.	5,215	781,317
Chugai Pharmaceutical Co. Ltd.	13,500	549,493
Daiwa House Industry Co. Ltd.	18,590	546,327
Denso Corp.	12,600	841,188
East Japan Railway Co.	7,900	560,781
Fast Retailing Co. Ltd.	805	644,220
INPEX Corp.	84,800	578,764
JSR Corp.	24,500	742,420
Kao Corp.	10,400	689,049
Kurita Water Industries Ltd.	13,000	559,574
Mitsubishi Estate Co. Ltd.	29,300	513,896
Nippon Telegraph & Telephone Corp.	36,000	926,659
Nitto Denko Corp.	8,200	704,088
Nomura Research Institute Ltd.	24,200	752,305
Oracle Corporation Japan	7,000	688,177
Oriental Land Co. Ltd.	4,100	617,849
Sumitomo Mitsui Financial Group, Inc.	26,400	960,113
Sysmex Corp.	5,900	637,557
Terumo Corp.	15,200	551,056
The Chiba Bank Ltd.	82,800	540,918
The Hachijuni Bank Ltd.	104,900	381,413
Tokio Marine Holdings, Inc.	9,900	474,079
Tokyo Gas Co. Ltd.	19,500	433,465
Toyota Motor Corp.	9,600	750,121
Trend Micro, Inc.	13,800	691,863
Yamato Holdings Co. Ltd.	25,700	705,604
		17,709,214
Luxembourg (0.9%)
Tenaris SA	62,086	703,040
		703,040
Netherlands (3.0%)
Koninklijke Ahold Delhaize NV	35,000	974,804
Koninklijke Vopak NV	11,800	588,055
Wolters Kluwer NV	10,100	877,897
		2,440,756

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund March 31, 2021 (Unaudited)

Common Stocks, Continued

Security Description	Shares	Fair Value ($)

Norway (0.8%)
Equinor ASA	32,025	625,680
		625,680
Singapore (1.4%)
ComfortDelGro Corp. Ltd.	462,000	588,187
Singapore Exchange Ltd.	77,200	573,625
		1,161,812
Spain (2.1%)
Enagas SA	15,598	338,772
Gas Natural SDG SA	22,135	542,580
Industria de Diseno Textil SA	25,400	837,186
		1,718,538
Sweden (3.1%)
Assa Abloy AB, Class B	17,300	497,000
Atlas Copco AB, Class A	10,300	627,379
Hennes & Mauritz AB (a)	33,400	751,405
Svenska Handelsbanken AB	54,726	594,354
		2,470,138
Switzerland (8.3%)
ABB Ltd.	18,500	562,761
Cie Financiere Richemont SA	9,344	897,407
Givaudan SA	260	1,002,001
Nestle SA	8,100	902,931
Roche Holding AG	4,950	1,600,289
SGS SA	175	496,544
Sonova Holding AG (a)	2,653	702,919
Zurich Insurance Group AG	1,200	511,792
		6,676,644
United Kingdom (12.1%)
Admiral Group PLC	17,200	735,284
Compass Group PLC (a)	28,893	582,292
Croda International PLC	9,274	811,622
ITV PLC (a)	329,444	545,548
Johnson Matthey PLC	15,576	647,052
London Stock Exchange Group PLC	4,980	476,542
Marks & Spencer Group PLC (a)	318,860	663,211
National Grid PLC	48,900	583,111
Next PLC (a)	5,900	639,658
Reckitt Benckiser Group PLC	5,600	501,636
RELX PLC	19,100	479,089
Sage Group PLC	91,200	770,531
Schroders PLC	16,300	786,626
Smith & Nephew PLC	26,100	492,764
Unilever PLC	9,200	513,344
WPP PLC	37,770	479,444
		9,707,754
TOTAL COMMON STOCKS (Cost
$65,323,967)		78,445,206

Right (0.0%) (b)
	Shares or Principal Amount ($)

Italy (0.0%) (b)
Snam Spa-RTS, 4/8/21 (a)	90,171	93
		93
TOTAL RIGHTS (Cost $–)		93

Investment Companies (2.1%)

Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.04% (c)	1,689,946	1,689,946
TOTAL INVESTMENT COMPANIES (Cost
$1,689,946)		1,689,946
Total Investments (Cost $67,013,913) — 99.5%		80,135,245
Other assets in excess of liabilities — 0.5%		406,639
NET ASSETS — 100.0%		$80,541,884

(a)Non-income producing security.

(b)Represents less than 0.05%.

(c)Rate disclosed is the seven day yield as of March 31, 2021.

PLCPublic Limited Company

The Fund invested, as a percentage of net assets at value, in the following industries as of March 31, 2021:

Industry	Percentage of Total Net Assets
Financials	18.2%
Industrials	15.2
Health Care	11.7
Consumer Discretionary	10.9
Consumer Staples	9.5
Materials	8.0
Information Technology	7.6
Energy	5.9
Communication Services	5.1
Real Estate	2.8
Utilities	2.5
Investment Companies	2.1
Other net assets	0.5
Total	100.0%